Derivatives	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Commodity derivatives
To minimize the effect of commodity prices and maintain our cash flow and the economics of our development plans, we enter into commodity hedge contracts from time to time. The terms of the contracts depend on various factors, including management’s view of future commodity prices, acquisition economics on purchased assets and future financial commitments. This hedging program is designed to mitigate the effect of commodity price downturns while allowing us to participate in some commodity price upside. Management regularly monitors the commodity markets and financial commitments to determine if, when, and at what level commodity hedging is appropriate in accordance with policies that are established by the board of directors of our general partner. Currently, the commodity derivatives are in the form of swaps, puts and collars. As of December 31, 2012, the aggregate notional volume of our commodity derivatives was 15.1 million gallons.
We enter into commodity contracts with multiple counterparties. We may be required to post collateral with our counterparties in connection with our derivative positions. As of December 31, 2012, we have not posted collateral with our counterparties. The counterparties are not required to post collateral with us in connection with their derivative positions. Netting agreements are in place with our counterparties that permit us to offset our commodity derivative asset and liability positions.
In June 2011, the Board of Directors of our general partner determined that we would gain operational and strategic flexibility from canceling our then-existing NGL swap contracts and entering into new NGL swap contracts with an existing counterparty that extended through the end of 2012. During 2012, we entered into additional commodity contracts with existing counterparties to hedge our 2012 and 2013 exposure to commodity prices.
Interest rate derivatives
The Partnership may utilize interest rate caps to protect against changes in interest rates on its floating rate debt. In order to mitigate the risk of changes in cash flows attributable to changes in market interest rates, the Partnership entered into interest rate caps that mitigate the risk of increases in interest rates. For the year ended December 31, 2011, we had interest rate caps with a notional amount of up to $25.0 million that effectively fix the base rate on that portion of our debt, with a fixed maximum rate of 4%, which expired during the fourth quarter of 2011. As of December 31, 2012 and 2011, we held no interest rate derivatives.
For accounting purposes, no derivative instruments were designated as hedging instruments and were instead accounted for under the mark-to-market method of accounting, with any changes in the fair value of the derivatives recorded in the consolidated balance sheets and through earnings, rather than being deferred until the anticipated transactions affect earnings. The use of mark-to-market accounting for financial instruments can cause non-cash earnings volatility due to changes in the underlying commodity price indices or interest rates.
As of December 31, 2012 and 2011, the fair value associated with our commodity derivative instruments were recorded in our consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities
Balance Sheet Classification	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

Risk management assets	$1,889	$—	$(920)	$—
Risk management assets - long term	—	—	—	—
Total	$1,889	$—	$(920)	$—

Risk management liabilities	$—	$456	$—	$(635)
Risk management liabilities - long term	—	—	—	—
Total	$—	$456	$—	$(635)

For the years ended December 31, 2012, 2011 and 2010, the realized and unrealized gains (losses) associated with our commodity and interest rate derivative instruments were recorded in our consolidated statements of operations, under the captions as follows:

(in thousands)	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
2012
Revenue	$2,408	$—
Unrealized gain (loss) on commodity derivatives	—	992
Total	$2,408	$992
2011
Revenue	$(1,911)	$—
Realized gain (loss) on early termination of commodity derivatives	(2,998)	—
Unrealized gain (loss) on commodity derivatives	—	(541)
Total	$(4,909)	$(541)
2010
Revenue	$—	$—
Unrealized gain (loss) on commodity derivatives	—	(308)
Interest expense	—	(77)
Total	$—	$(385)